Parent Company Financial Information (Parent Company Only) (Tables)	12 Months Ended
Sep. 30, 2011
Parent Company Financial Information (Parent Company Only) [Abstract]
Schedule Of Balance Sheets

BALANCE SHEETS
SEPTEMBER 30, 2011 and 2010
(Dollars in thousands, except share amounts)

	2011	2010
ASSETS
Cash and cash equivalents	$113,101	$88,098
Investment in the Bank	1,395,708	857,115
AFS securities, at fair value (amortized cost of $362,271 and $0)	362,875	--
Investment in certificates of deposit at the Bank	--	55,000
Note receivable - ESOP	52,759	8,024
Other assets	75	7,604
Accrued interest receivable	1,812	--
Income taxes receivable	2,855	138
Deferred income tax assets	10,409	--
TOTAL ASSETS	$1,939,594	$1,015,979

LIABILITIES AND STOCKHOLDERS' EQUITY

LIABILITIES:
Accounts payable and accrued expenses	$65	$420
Other borrowings	--	53,609
Total liabilities	65	54,029

STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized,
no shares issued or outstanding	--	--
Common stock, $.01 par value; 1,400,000,000 shares authorized,
167,498,133 shares issued; 167,498,133 and 73,992,678 shares	1,675	915
outstanding as of September 30, 2011 and 2010, respectively
Additional paid-in capital	1,392,691	457,795
Unearned compensation - ESOP	(50,547)	(6,050)
Unearned compensation - RRP	(124)	(255)
Retained earnings	569,127	801,044
AOCI, net of tax	26,707	31,862
	1,939,529	1,285,311
Treasury stock, at cost, 0 and 17,519,609 shares as of
September 30, 2011 and 2010, respectively	--	(323,361)

Total stockholders' equity	1,939,529	961,950

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$1,939,594	$1,015,979

Schedule Of Statements Of Income

STATEMENTS OF INCOME
YEARS ENDED SEPTEMBER 30, 2011, 2010, and 2009
(Dollars in thousands)

	2011	2010	2009

INTEREST AND DIVIDEND INCOME:
Dividend income from the Bank	$45,643	$84,869	$50,056
Interest income from other investments	3,221	2,927	3,612
Interest income from securities	1,093	--	--
Total interest and dividend income	49,957	87,796	53,668

INTEREST EXPENSE	855	1,680	2,573

NET INTEREST AND DIVIDEND INCOME	49,102	86,116	51,095

OTHER INCOME	26	50	76

OTHER EXPENSES:
Contribution to Foundation	40,000	--	--
Salaries and employee benefits	856	929	1,108
Regulatory and outside services	337	493	228
Other, net	650	270	243
Total other expenses	41,843	1,692	1,579

INCOME BEFORE INCOME TAX BENEFIT AND EQUITY
IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY	7,285	84,474	49,592

INCOME TAX BENEFIT	(13,425)	(138)	(162)

INCOME BEFORE EQUITY IN UNDISTRIBUTED
EARNINGS OF SUBSIDIARY	20,710	84,612	49,754

EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY
(EXCESS OF DISTRIBUTION OVER)	17,693	(16,772)	16,544

NET INCOME	$38,403	$67,840	$66,298

Schedule Of Statements Of Cash Flows

STATEMENTS OF CASH FLOWS
YEARS ENDED SEPTEMBER 30, 2011, 2010, and 2009
(Dollars in thousands)

	2011	2010	2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$38,403	$67,840	$66,298
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in excess of distribution over/(undistributed)
earnings of subsidiary	(17,693)	16,772	(16,544)
Amortization/accretion of premiums/discounts	3,529	--	--
Amortization of deferred debt issuance costs	--	--	28
Other, net	(1,812)	1	14
Provision for deferred income taxes	(10,409)	--	--
Changes in:
Other assets	1,547	--	2,999
Income taxes receivable/payable	(2,927)	24	(95)
Accounts payable and accrued expenses	(355)	3	(292)
Net cash flows provided by operating activities	10,283	84,640	52,408

CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank	(567,422)	--	--
Purchase of AFS investment securities	(405,800)	--	--
Proceeds from maturities of AFS securities	40,000	--	--
Proceeds from maturities of Bank certificates	55,000	5,000	--
Purchase of Capitol Federal Financial, Inc. stock	--	(1)	--
Principal collected on notes receivable from ESOP	2,525	2,387	2,256
Net cash flows (used in)/provided by investing activities	(875,697)	7,386	2,256

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from stock offering (Deferred offering costs)	1,094,101	(5,982)	--
Payment from subsidiary for sale of treasury stock related to
RRP shares	--	162	87
Dividends paid	(150,110)	(48,400)	(44,069)
Repayment of other borrowings	(53,609)	--	--
Acquisition of treasury stock	--	(4,019)	(2,426)
Stock options exercised	35	210	1,337
Net cash flows provided by/(used in) financing activities	890,417	(58,029)	(45,071)

NET INCREASE IN CASH AND CASH EQUIVALENTS	25,003	33,997	9,593

CASH AND CASH EQUIVALENTS:
Beginning of year	88,098	54,101	44,508

End of year	$113,101	$88,098	$54,101

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	$1,274	$1,678	$2,866

SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING
AND FINANCING ACTIVITIES:
Note to ESOP in exchange for common stock	$47,260	$--	$--